PIMCO ETF Trust

Supplement Dated October 23, 2017 to the

Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2016,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES TO

PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Certain changes to the Fund’s principal investment strategies and principal risks were previously disclosed in a supplement dated August 25, 2017 to the Prospectus (the “Prior Supplement”). The changes disclosed in the Prior Supplement will be effective on November 6, 2017.

Investors Should Retain This Supplement for Future Reference

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